Note 04 - Management Report - Segment Results of Operations (Detail: Text Values) - Segment Results of Operations, Text Values [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Results of Operations [Line Items]
Tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the US tax-exempt securities	2100.00%
Effective tax rate for the Group, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity at the Group level	3300.00%	1900.00%	(2.00%)
Effective tax rate for the group adjusted to exclude the impact of permanent differences not attributed to the segments, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity of the segments	28.00%	28.00%	28.00%
Movement of Noninterest Expenses Due To Changes In Segment Structure In Corporate Bank		€ 175
Movement of Noninterest Expenses Due To Changes In Segment Structure In IB		42
Movement of Noninterest Expenses Due To Changes In Segment Structure In AM		0
Movement of Noninterest Expenses Due To Changes In Segment Structure In PB		48
Movement of Noninterest Expenses Due To Changes In Segment Structure In CandO		€ 84